Segment Reporting (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Segment Reporting [Line Items]
Number of reportable segments	3	2
U.S. [Member]
Segment Reporting [Line Items]
Total long-term assets (in Dollars)	$ 17,586,497	$ 8,852,343
Long-term assets, percentage	93.00%	84.00%
Canada [Member]
Segment Reporting [Line Items]
Total long-term assets (in Dollars)	$ 1,413,355	$ 1,645,447
Long-term assets, percentage	7.00%	16.00%